SEMI-ANNUAL REPORT
                                                              ------------------




                                              KELMOORE STRATEGY(R) VARIABLE FUND


                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                   -----------------------------




                                                                   JUNE 30, 2001

Dear Shareholder:

While the economy has slowed at a rapid pace, and multiple reductions in interest rates by the Federal Reserve have yet to kick-start spending at the corporate level, the major averages have continued to retreat, resulting in a reduction in equity prices as uncertainty weighs heavily on the current market. The decline has come as little surprise given the extremes in both valuations and speculation that preceded it. At Kelmoore, we believe that a lengthy base building period is well under way that will lead to a healthy, less speculative market in the future.

At Kelmoore, our philosophy during periods of uncertainty is to ignore the market's daily gyrations and remain disciplined in our approach of averaging into America's greatest companies and continually selling covered options against each portfolio's equities. We congratulate you, the investor, for also remaining disciplined and realizing that the best action during periods of uncertainty can often be inaction. All of us at Kelmoore are optimistic about the future and believe that we can help you achieve your financial goals.


Sincerely,

/S/Matthew Kelmon
Matthew Kelmon
Chief Investment Officer

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
              THE KELMOORE STRATEGY(R) VARIABLE FUND
                     6/30/2001 (UNAUDITED)
                                                                   Value
  Shares                                                          (Note 1)
----------                                                       ---------
COMMON STOCKS - 92.7% ++
              CONSUMER GOODS - 18.7%
      2,000   AOL Time Warner Inc.+ .......................      $  106,000
      3,600   Gillette Co. ................................         104,364
      1,600   Merck & Co., Inc. ...........................         102,256
      2,700   The Procter & Gamble Co. ....................         172,260
      2,000   Wal-Mart Stores, Inc. .......................          97,600
                                                                 ----------
                                                                    582,480
                                                                 ----------

              FINANCIAL SERVICES - 21.8%
      2,000   The Allstate Corp. ..........................          87,980
      1,500   American Express Co. ........................          58,200
      1,000   Bank of America Corp. .......................          60,030
      1,600   Citigroup Inc. ..............................          84,544
      1,000   Fannie Mae ..................................          85,150
      1,000   The Goldman Sachs Group, Inc. ...............          85,800
      1,500   Merrill Lynch & Co., Inc. ...................          88,875
      2,000   Morgan Stanley Dean Witter & Co. ............         128,460
                                                                 ----------
                                                                    679,039
                                                                 ----------

              MANUFACTURING - 12.1%
      2,000   The Boeing Co.   ............................         111,200
      2,000   Eastman Kodak Co.  ..........................          93,360
      1,200   General Motors Corp.  .......................          77,220
      2,500   Lucent Technologies Inc.  ...................          15,500
        700   Minnesota Mining & Manufacturing Co.  .......          79,870
                                                                 ----------
                                                                    377,150
                                                                 ----------

              RESOURCES - 17.8%
      3,100   Alcoa Inc. ..................................         122,140
        500   Chevron Corp. ...............................          45,250
      2,000   du Pont (E.I.) de Nemours & Co. .............          96,480
      1,100   Exxon Mobil Corp. ...........................          96,085
      2,100   Halliburton Co. .............................          74,760
      2,000   International Paper Co. .....................          71,400
        900   Schlumberger Ltd. ...........................          47,385
                                                                 ----------
                                                                    553,500
                                                                 ----------

              TECHNOLOGY - 22.3%
      3,900   Agilent Technologies, Inc.+ .................         126,750
      3,000   Cisco Systems, Inc.+ ........................          54,600
      2,600   Hewlett-Packard Co. .........................          74,360
      3,000   Intel Corp. .................................          87,750
        700   International Business Machines Corp. .......          79,100
      1,500   Microsoft Corp.+ ............................         108,900
      2,000   Motorola, Inc. ..............................          33,120
      1,000   Oracle Corp.+ ...............................          19,000
      5,000   Sun Microsystems, Inc.+ .....................          78,600
      1,000   Texas Instruments Inc. ......................          31,500
                                                                 ----------
                                                                    693,680
                                                                 ----------
                Total Common Stocks
                     (Cost $3,093,384*)....................       2,885,849
                                                                 ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
              THE KELMOORE STRATEGY(R) VARIABLE FUND
                     6/30/2001 (UNAUDITED)

  Number of Contract                                     Expiration   Strike     Value
Shares Subject to Call                                      Date      Price     (Note 1)
----------------------                                   ----------   ------    -------
CALL OPTIONS WRITTEN - (2.7)%
              CONSUMER GOODS - (0.3)%
      2,000   AOL Time Warner Inc. ...................     7/21/01    $ 55.0   $ (1,700)
      3,600   Gillette Co. ...........................     7/21/01      30.0     (1,170)
      1,600   Merck & Co., Inc. ......................     7/21/01      75.0       (160)
      1,200   The Procter & Gamble Co. ...............     7/21/01      65.0     (1,560)
      1,500   The Procter & Gamble Co. ...............     8/18/01      65.0     (3,225)
      2,000   Wal-Mart Stores, Inc. ..................     7/21/01      55.0       (300)
                                                                                -------
                                                                                 (8,115)
                                                                                -------
              FINANCIAL SERVICES - (0.5)%
      2,000   The Allstate Corp. .....................     7/21/01      45.0     (1,000)
      1,500   American Express Co. ...................     8/18/01      45.0       (638)
      1,000   Bank of America Corp. ..................     7/21/01      60.0     (1,550)
      1,600   Citigroup Inc. .........................     8/18/01      55.0     (1,600)
      1,000   Fannie Mae .............................     7/21/01      80.0     (5,100)
      1,000   The Goldman Sachs Group, Inc. ..........     7/21/01     100.0       (250)
      1,500   Merrill Lynch & Co., Inc. ..............     8/18/01      70.0       (637)
      2,000   Morgan Stanley Dean Witter & Co. .......     8/18/01      70.0     (3,600)
                                                                                -------
                                                                                (14,375)
                                                                                -------
              MANUFACTURING - (0.3)%
      2,000   The Boeing Co. .........................     7/21/01      60.0       (900)
      2,000   Eastman Kodak Co. ......................     7/21/01      50.0       (700)
      1,200   General Motors Corp. ...................     7/21/01      60.0     (6,120)
      2,500   Lucent Technologies Inc. ...............    10/20/01       7.5     (2,000)
        700   Minnesota Mining & Manufacturing Co. ...     8/18/01     125.0     (1,120)
                                                                                -------
                                                                                (10,840)
                                                                                -------
              RESOURCES - (0.4)%
      3,100   Alcoa Inc. .............................    10/20/01      45.0     (4,960)
        500   Chevron Corp. ..........................     8/18/01      95.0       (575)
      2,000   du Pont (E.I) de Nemours & Co. .........     8/18/01      50.0     (1,800)
      1,100   Exxon Mobil Corp. ......................     8/18/01      90.0     (1,870)
      2,100   Halliburton Co. ........................     8/18/01      45.0     (1,050)
      2,000   International Paper Co. ................     8/18/01      37.5     (2,000)
        900   Schlumberger Ltd. ......................     7/21/01      55.0     (1,080)
                                                                                -------
                                                                                (13,335)
                                                                                -------
              TECHNOLOGY - (1.2)%
      2,000   Agilent Technologies, Inc. .............     7/21/01      30.0     (8,200)
      1,900   Agilent Technologies, Inc. .............     7/21/01      45.0        (95)
      3,000   Cisco Systems, Inc. ....................     8/18/01      20.0     (4,500)
      2,600   Hewlett(Packard Co. ....................     8/18/01      30.0     (3,510)
      2,000   Intel Corp. ............................     7/21/01      30.0     (3,000)
      1,000   Intel Corp. ............................     8/18/01      30.0     (2,150)
        700   International Business Machines Corp. ..     7/21/01     115.0     (2,240)
      1,500   Microsoft Corp. ........................     7/21/01      70.0     (5,550)
      2,000   Motorola, Inc. .........................     8/18/01      15.0     (3,100)
      1,000   Oracle Corp. ...........................     8/18/01      20.0     (1,350)
      2,000   Sun Microsystems, Inc. .................     8/18/01      17.5     (1,900)
      2,000   Sun Microsystems, Inc. .................     7/21/01      20.0       (200)
      1,000   Sun Microsystems, Inc. .................     7/21/01      25.0        (45)
      1,000   Texas Instruments Inc. .................     8/18/01      35.0     (1,950)
                                                                                -------
                                                                                (37,790)
                                                                                -------

              Total Call Options Written
                   (Premiums received $84,713) .......                          (84,455)
                                                                                -------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
              THE KELMOORE STRATEGY(R) VARIABLE FUND
                     6/30/2001 (UNAUDITED)

  Number of Contract                                     Expiration   Strike     Value
Shares Subject to Call                                      Date      Price     (Note 1)
----------------------                                   ----------   ------    -------
PUT OPTIONS WRITTEN - (0.4)%
      2,000   General Electric Co. ...................     7/21/01     50.0   $   (4,500)
      2,000   The Home Depot, Inc. ...................     7/21/01     50.0       (7,400)
      2,500   Oracle Corp. ...........................     7/21/01     17.5         (625)
                                                                              ----------
              Total Put Options Written
                     (Premiums received $8,384) ............................     (12,525)
                                                                              ----------

                Total Written Options
                     (Premiums received $93,097) ...........................     (96,980)
                                                                              ----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 10.4% ............................     323,006
                                                                              ----------
NET ASSETS - 100.0% ........................................................  $3,111,875
                                                                              ==========
-----------------------

+    Non-income producing security.
++   All of the common stocks are pledged as collateral for written options.
* The aggregate cost of investment securities for Federal tax purposes is $3,093,384 and net unrealized depreciation consists of:

                Gross unrealized appreciation ..............................   $  29,541
                Gross unrealized depreciation ..............................    (237,076)
                                                                               ---------
                  Net unrealized depreciation ..............................   $(207,535)
                                                                               =========

                See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                          THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                          6/30/2001 (UNAUDITED)
                                                                 Value
   Shares                                                       (Note 1)
-------------                                                   -------
COMMON STOCKS - 96.8% ++
                          COMMUNICATIONS - 12.2%
           600            Broadcom Corp + .................    $ 25,656
         1,000            JDS Uniphase Corp + .............      12,750
           700            Nokia Corp  ADR .................      15,428
           500            QUALCOMM Inc + ..................      29,240
                                                               --------
                                                                 83,074
                                                               --------
                          CONSUMER GOODS- 3.9%
           500            AOL Time Warner Inc + ...........      26,500
                                                               --------

                          FINANCIAL SERVICES - 13.0%
           300            The Goldman Sachs Group, Inc ....      25,740
           400            Merrill Lynch & Co , Inc ........      23,700
           400            Morgan Stanley Dean Witter & Co .      25,692
           300            NASDAQ 100 Shares+ ..............      13,785
                                                               --------
                                                                 88,917
                                                               --------

                          TECHNOLOGY - 67.7%
         1,000            Advanced Micro Devices, Inc + ...      28,880
           800            Agilent Technologies, Inc + .....      26,000
         1,000            Altera Corp + ...................      29,000
           400            Analog Devices, Inc + ...........      17,300
         1,000            Apple Computer, Inc + ...........      23,250
           500            Applied Materials, Inc + ........      24,550
         1,000            Cisco Systems, Inc + ............      18,200
         1,000            EMC Corp + ......................      29,050
           500            Hewlett-Packard Co ..............      14,300
           700            Intel Corp ......................      20,475
           400            Juniper Networks, Inc + .........      12,440
           500            Micron Technology, Inc + ........      20,550
           400            Microsoft Corp + ................      29,040
           800            Motorola, Inc ...................      13,248
           700            Oracle Corp + ...................      13,300
         1,000            SanDisk Corp + ..................      27,890
           500            Siebel Systems, Inc + ...........      23,450
         1,000            Sun Microsystems, Inc + .........      15,720
         1,000            Texas Instruments Inc ...........      31,500
           500            VERITAS Software Corp + .........      33,265
           600            Yahoo! Inc + ....................      11,994
                                                               --------
                                                                463,402
                                                               --------

                          Total Common Stocks
                               (Cost $783,258*) ...........     661,893
                                                               --------


                        See Notes to Financial Statements

--------------------------------------------------------------------------------
                          THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                          6/30/2001 (UNAUDITED)

  Number of Contract                                           Expiration  Strike       Value
Shares Subject to Call                                            Date      Price      (Note 1)
----------------------                                         ----------  ------     ---------
CALL OPTIONS WRITTEN - (4.3)%
                          COMMUNICATIONS - (0.8)%
          600             Broadcom Corp. ...................    8/18/01    $45.0      $ (2,760)
        1,000             JDS Uniphase Corp. ...............    8/18/01     15.0        (1,000)
          700             Nokia Corp. ADR ..................    8/18/01     25.0          (700)
          500             QUALCOMM Inc. ....................    7/21/01     60.0          (800)
                                                                                      ---------
                                                                                        (5,260)
                                                                                      ---------
                          CONSUMER GOODS - (0.1)%
          500             AOL Time Warner Inc. .............    7/21/01     55.0          (425)
                                                                                      ---------
                          FINANCIAL SERVICES - (0.1)%
          300             The Goldman Sachs Group, Inc. ....    7/21/01     95.0          (120)
          400             Merrill Lynch & Co., Inc. ........    8/18/01     65.0          (380)
          400             Morgan Stanley Dean Witter $ Co. .    7/21/01     85.0           (90)
          300             NASDAQ 100 Shares ................    7/21/01     58.0           (27)
                                                                                      ---------
                                                                                          (617)
                                                                                      ---------
                          TECHNOLOGY - (3.3)%
        1,000             Advanced Micro Devices, Inc. .....    8/18/01     30.0        (2,600)
          800             Agilent Technologies, Inc. .......    8/18/01     35.0        (1,600)
          400             Analog Devices, Inc. .............    8/18/01     50.0          (720)
        1,000             Apple Computer, Inc. .............    7/21/01     22.5        (2,350)
          500             Applied Materials, Inc. ..........    8/18/01     55.0        (1,700)
        1,000             Cisco Systems, Inc. ..............    7/21/01     25.0          (100)
        1,000             EMC Corp. ........................    8/18/01     35.0        (1,050)
          500             Hewlett-Packard Co. ..............    7/21/01     35.0           (25)
          700             Intel Corp. ......................    7/21/01     30.0        (1,050)
          400             Juniper Networks, Inc. ...........    7/21/01     35.0          (500)
          500             Micron Technology, Inc. ..........    7/21/01     42.5        (1,075)
          400             Microsoft Corp. ..................    7/21/01     80.0          (120)
          800             Motorola, Inc. ...................    8/18/01     17.5          (560)
          700             Oracle Corp. .....................    7/21/01     20.0          (560)
        1,000             SanDisk Corp. ....................    7/21/01     30.0          (900)
          500             Siebel Systems, Inc. .............    7/21/01     47.5        (1,750)
        1,000             Sun Microsystems, Inc. ...........    8/18/01      7.5          (950)
        1,000             Texas Instruments Inc. ...........    8/18/01     35.0        (1,950)
          500             VERITAS Software Corp. ...........    7/21/01     75.0        (1,025)
          600             Yahoo! Inc. ......................    7/21/01     20.0          (750)
                                                                                      --------
                                                                                       (23,095)
                                                                                      --------
                          Total Call Options Written
                               (Premiums received $23,763) .....................       (29,397)
                                                                                      --------
CASH AND OTHER ASSETS, LESS LIABILITIES - 7.5% .................................        50,893
                                                                                      --------
NET ASSETS -- 100.0% ...........................................................      $683,389
                                                                                      ========
------------------------

ADR  - American Depository Receipt
+    Non-income producing security.
++   All of the common stocks are pledged as collateral for written options.
* The aggregate cost of investment securities for Federal tax purposes is $783,258 and net unrealized depreciation consists of:

    Gross unrealized appreciation ...........................       $  11,713
    Gross unrealized depreciation ...........................        (133,078)
                                                                     --------
        Net unrealized depreciation .........................       $(121,365)
                                                                    =========

                        See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                      KELMOORE STRATEGY(R) VARIABLE TRUST
                             6/30/2001 (UNAUDITED)

                                                                                                  KELMOORE STRATEGY(R)
                                                                                                    VARIABLE FUND
                                                                                                  --------------------
ASSETS:
   Investments at market value (Cost $3,093,384 and $783,258 respectively) (Note 1) .........         $2,885,849
   Cash and cash equivalents (Note 1) .......................................................            292,225
   Receivables:
       Investment securities sold ...........................................................                 --
       Premiums receivable for options written ..............................................                 --
       Dividends and interest ...............................................................              4,579
       Due from advisor .....................................................................            121,824
   Prepaid assets                                                                                          2,047
                                                                                                      ----------
             TOTAL ASSETS ...................................................................          3,306,524
                                                                                                      ----------

LIABILITIES:
   Payables:
       Investment securities purchased ......................................................                 --
       Premiums payable for written options closed ..........................................                 --
       Distribution fees ....................................................................              1,744
       Other accrued expenses ...............................................................             95,925
   Option contracts written (Proceeds $93,097 and $23,763 respectively) (Note 1) ............             96,980
                                                                                                      ----------
             TOTAL LIABILITIES ..............................................................            194,649
                                                                                                      ----------

NET ASSETS ..................................................................................         $3,111,875
                                                                                                      ==========

NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 338,500 and 94,282 shares outstanding, respectively    $3,141,767
   Undistributed net investment loss ........................................................             (2,145)
   Accumulated net realized gain on securities and options ..................................            183,671
   Net unrealized depreciation on securities and options ....................................           (211,418)
                                                                                                      ----------
             NET ASSETS .....................................................................         $3,111,875
                                                                                                      ----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................................         $     9.19
                                                                                                      ==========

                                                                                                  KELMOORE STRATEGY(R)
                                                                                                   VARIABLE EAGLE FUND
                                                                                                  --------------------
ASSETS:
   Investments at market value (Cost $3,093,384 and $783,258 respectively) (Note 1) .........          $ 661,893
   Cash and cash equivalents (Note 1) .......................................................             21,400
   Receivables:
       Investment securities sold ...........................................................             16,850
       Premiums receivable for options written ..............................................              3,683
       Dividends and interest ...............................................................                447
       Due from advisor .....................................................................             52,796
   Prepaid assets ...........................................................................                477
                                                                                                       ---------
             TOTAL ASSETS ...................................................................            757,546
                                                                                                       ---------

LIABILITIES:
   Payables:
       Investment securities purchased ......................................................             11,136
       Premiums payable for written options closed ..........................................                202
       Distribution fees ....................................................................                336
       Other accrued expenses ...............................................................             33,086
   Option contracts written (Proceeds $93,097 and $23,763 respectively) (Note 1) ............             29,397
                                                                                                       ---------
             TOTAL LIABILITIES ..............................................................             74,157
                                                                                                       ---------

NET ASSETS ..................................................................................          $ 683,389
                                                                                                       =========

NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 338,500 and 94,282 shares outstanding, respectively     $ 777,049
   Undistributed net investment loss ........................................................             (2,437)
   Accumulated net realized gain on securities and options ..................................             35,776
   Net unrealized depreciation on securities and options ....................................           (126,999)
                                                                                                       ---------
             NET ASSETS .....................................................................          $ 683,389
                                                                                                       ---------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ....................................          $    7.25
                                                                                                       =========

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                       KELMOORE STRATEGY(R)VARIABLE TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                  KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                                     VARIABLE FUND       VARIABLE EAGLE FUND
                                                                  --------------------   --------------------
INVESTMENT INCOME:
   Dividends ...................................................     $   7,424              $     389
   Interest (Note 1) ...........................................        11,272                  1,566
                                                                     ---------              ---------
             Total Income ......................................        18,696                  1,955
                                                                     ---------              ---------

EXPENSES:
   Investment advisory fees (Note 3) ...........................         9,356                  2,039
   Distribution fees (Note 3) ..................................         2,339                    509
   Accounting fees .............................................         5,636                  5,630
   Administration fees .........................................        10,470                  2,172
   Audit and Tax fees ..........................................        26,933                  3,123
   Custodian fees ..............................................         9,983                  9,983
   Insurance fees ..............................................           955                    879
   Legal fees ..................................................        25,553                  1,550
   Printing fees ...............................................         6,923                  1,689
   Other fees ..................................................         4,486                     --
   Transfer agent fees .........................................        18,328                 14,462
   Trustees' fees ..............................................         7,309                  1,759
                                                                     ---------              ---------
             Total Expenses ....................................       128,271                 43,795
             Expenses waived by advisor (Note 3) ...............      (107,221)               (39,208)
                                                                     ---------              ---------
             Net Expenses ......................................        21,050                  4,587
                                                                     ---------              ---------
Net investment loss ............................................        (2,354)                (2,632)
                                                                     ---------              ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Security transactions ....................................        54,529                 (7,176)
      Options ..................................................       129,142                 42,952
   Net change in unrealized depreciation on:
      Security transactions ....................................      (207,535)              (121,365)
      Options ..................................................        (3,883)                (5,634)
                                                                     ---------              ---------
             Net realized and unrealized loss on investments ...       (27,747)               (91,223)
                                                                     ---------              ---------
Net decrease in nets assets resulting from operations ..........     $ (30,101)             $ (93,855)
                                                                     =========              =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                       KELMOORE STRATEGY(R) VARIABLE TRUST

                                                                            KELMOORE STRATEGY(R) VARIABLE FUND
                                                                         --------------------------------------
                                                                          FOR THE SIX
                                                                          MONTHS ENDED
                                                                         JUNE 30, 2001     FOR THE PERIOD ENDED
                                                                           (UNAUDITED)       DECEMBER 31, 2000*
                                                                         -------------     --------------------
OPERATIONS:
   Net investment income (loss) ......................................   $     (2,354)     $               209
   Net realized gain on securities and options .......................        183,671                       --
   Net change in unrealized depreciation on securities and options ...       (211,418)                      --
                                                                         ------------      --------------------
   Net increase (decrease) in net assets resulting from operations ...        (30,101)                     209
                                                                         ------------      --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................             --                       --
   Net realized capital gains ........................................             --                       --
                                                                         ------------      --------------------
   Total distributions to shareholders ...............................             --                       --
                                                                         ------------      --------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .........................................      3,079,828                  304,060
   Reinvestment of distributions .....................................             --                       --
   Cost of shares redeemed ...........................................       (242,121)                      --
                                                                         ------------      --------------------
   Increase in net assets derived from capital share transactions (a)       2,837,707                  304,060
                                                                         ------------      --------------------
           TOTAL INCREASE IN NET ASSETS ..............................      2,807,606                  304,269
                                                                         ------------      --------------------
NET ASSETS:

   Beginning of period ...............................................        304,269                       --
                                                                         ------------      --------------------
   End of period .....................................................   $  3,111,875      $           304,269
                                                                         ============      ====================
   (a)  Transactions in capital stock were:
         Shares sold .................................................        333,960                   30,343
         Shares issued through reinvestment of distributions .........             --                       --
         Shares redeemed .............................................        (25,803)                      --
                                                                         ------------      --------------------
    Increase in shares outstanding ...................................        308,157                   30,343
                                                                         ============      ====================

                                                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                        ----------------------------------------
                                                                          FOR THE SIX
                                                                          MONTHS ENDED
                                                                         JUNE 30, 2001     FOR THE PERIOD ENDED
                                                                           (UNAUDITED)       DECEMBER 31, 2000*
                                                                         -------------     --------------------
OPERATIONS:
   Net investment income (loss) ......................................   $     (2,632)     $               195
   Net realized gain on securities and options .......................         35,776                       --
   Net change in unrealized depreciation on securities and options ...       (126,999)                      --
                                                                         ------------      --------------------
   Net increase (decrease) in net assets resulting from operations ...        (93,855)                     195
                                                                         ------------      --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................             --                       --
   Net realized capital gains ........................................             --                       --
                                                                         ------------      --------------------
   Total distributions to shareholders ...............................             --                       --
                                                                         ------------      --------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .........................................        771,972                  148,221
   Reinvestment of distributions .....................................             --                       --
   Cost of shares redeemed ...........................................       (143,144)                      --
                                                                         ------------      --------------------
   Increase in net assets derived from capital share transactions (a)         628,828                  148,221
                                                                         ------------      --------------------
           TOTAL INCREASE IN NET ASSETS ..............................        534,973                  148,416
                                                                         ------------      --------------------

NET ASSETS:

   Beginning of period ...............................................        148,416                       --
                                                                         ------------      --------------------
   End of period .....................................................   $    683,389      $           148,416
                                                                         ============      ====================
   (a)  Transactions in capital stock were:
         Shares sold .................................................         97,225                   14,803
         Shares issued through reinvestment of distributions                       --                       --
                                                                         ------------      --------------------
         Shares redeemed .............................................        (17,746)                      --
    Increase in shares outstanding ...................................         79,479                   14,803
                                                                         ============      ====================

*     Commenced operations on November 27, 2000.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
KELMOORE STRATEGY(R) VARIABLE TRUST

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                  KELMOORE STRATEGY(R) VARIABLE FUND
                                                               ------------------------------------------
                                                               FOR THE SIX MONTHS
                                                               ENDED JUNE 30, 2001   FOR THE PERIOD ENDED
                                                                   (UNAUDITED)       DECEMBER 31, 2000 *
                                                               -------------------   --------------------
Net asset value, beginning of period ....................          $   10.03           $     10.00
                                                               -------------------   --------------------
        Income from investment operations:
           Net investment income (loss) .................              (0.01)#                0.03#
           Net realized and unrealized loss on investments             (0.83)                   --
                                                               -------------------   --------------------
             Total from investment operations ...........              (0.84)                 0.03
                                                               -------------------   --------------------
        Less distributions from:
           Net realized gains ...........................                 --                    --
                                                               -------------------   --------------------
NET ASSET VALUE, END OF PERIOD ..........................          $    9.19           $     10.03
                                                               ===================   ====================
TOTAL RETURN ............................................            (8.37)%(2)               0.30%(2)

RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (in 000s) .............          $   3,112           $       304
        Ratio of expenses to average net assets:
             Before expense reimbursement ...............             13.57%(1)           1,450.01%(1)
             After expense reimbursement ................              2.25%(1)               2.25%(1)
        Ratio of net investment income to average net assets:
             Before expense reimbursement ...............           (11.59)%(1)         (1,445.34)%(1)
             After expense reimbursement ................            (0.27)%(1)              2.50%(1)
        Portfolio turnover rate .........................            165.08%(2)              0.00%(2)


                                                               KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                               ------------------------------------------
                                                               FOR THE SIX MONTHS
                                                               ENDED JUNE 30, 2001   FOR THE PERIOD ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 2000 *
                                                               ------------------   ---------------------
Net asset value, beginning of period ........................     $   10.03           $     10.00
                                                               ------------------   ---------------------
        Income from investment operations:
           Net investment income (loss) .....................         (0.05)#                0.03#
           Net realized and unrealized loss on investments ..         (2.73)                  --
                                                               ------------------   ---------------------
             Total from investment operations ...............         (2.78)                 0.03
                                                               ------------------   ---------------------
        Less distributions from:
           Net realized gains ...............................           --                    --
                                                               ------------------   ---------------------
Net asset value, end of period ..............................     $    7.25           $     10.03
                                                               ==================   =====================
Total return ................................................      (27.72)%(2)               0.30%(2)

Ratios/Supplemental Data
        Net assets, end of period (in 000s) .................     $     683           $       148
        Ratio of expenses to average net assets:
             Before expense reimbursement ...................        21.33%(1)           1,548.43%(1)
             After expense reimbursement ....................         2.25%(1)               2.25%(1)
        Ratio of net investment income to average net assets:
             Before expense reimbursement ...................      (20.38)%(1)         (1,543.74)%(1)
             After expense reimbursement ....................       (1.30)%(1)               2.52%(1)
        Portfolio turnover rate .............................       100.72%(2)               0.00%(2)


*   Commenced operations on November 27, 2000.
(1) Annualized.
(2) Not annualized.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                       KELMOORE STRATEGY(R) VARIABLE TRUST
                       -----------------------------------
                            JUNE 30, 2001 (UNAUDITED)
                            -------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end, management investment company was organized as a Delaware business trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for variable contracts. The Trust has a fiscal year ending December 31, 2001 and currently consists of two investment funds, (each a "Fund" and collectively the "Funds"), the Kelmoore Strategy(R) Variable Fund ("Strategy") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies which have strong financial fundamentals and to continuously sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies which have strong financial fundamentals and to continuously sell or "write" related covered call options against substantially all the shares of stock it owns. The Funds authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            JUNE 30, 2001 (UNAUDITED)

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the period ended June 30, 2001 were as follows:

                                        STRATEGY FUND           EAGLE FUND
                                  ----------------------  ---------------------
                                  CONTRACTS     PREMIUM   CONTRACTS    PREMIUM
                                  ---------    ---------  ---------    --------
Outstanding at December 31, 2000         --           --        --           --
Options written during period        (2,623)   $(367,799)      (648)   $(94,177)
Options exercised during period         779      107,828         85      17,747
Options expired during period           897      135,009        339      49,512
Options closed during period            209       31,865         24       3,155
                                  ---------    ---------  ---------    --------
Outstanding at June 30, 2001         (  738)   $( 93,097)     ( 200)   $(23,763)
                                  =========    =========  =========    ========



C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily. Uninvested cash and premiums from options written are swept daily into an interest bearing account at PFPC Trust Company.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income, short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to such income tax, therefore, no federal income tax provisions will be required.

F. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, during the period ended June 30, 2001 were as follows:

                                                PURCHASES           SALES
                                             ----------------------------------
     Kelmoore Strategy(R)Variable Fund          $5,388,660       $2,241,977
     Kelmoore Strategy(R)Variable Eagle Fund     1,156,113          347,932


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each Fund. The Advisor has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Funds. The total operating expenses for the period for each of the Funds will not exceed 2.25%. The Advisor reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the period ended June 30, 2001, advisory fees of $9,356 and $2,039 were paid by the Strategy and Eagle Funds, respectively, to the Advisor and the Advisor reimbursed the Strategy Fund $107,221 and the Eagle Fund $39,208 which the Advisor may recoup through December 31, 2003.

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Each Plan permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of each Fund. For the period ended June 30, 2001, the Strategy Fund reimbursed the Distributor $2,339 and the Eagle Fund reimbursed the Distributor $509 for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of June 30, 2001, the Funds have paid $28,029 and $6,094 for the Strategy and Eagle Funds, respectively, in brokerage commissions to the Advisor and affiliated parties.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $4,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

FOR MORE INFORMATION


THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
211 South Gulph Road
King of Prussia, PA  19406
(800) 929-1417

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.